United
                    Municipal
                    High Income
                    Fund, Inc.

                    SEMIANNUAL
                    REPORT
                    ---------------------------------------
                    For the six months ended March 31, 1999

This report is submitted for the general information of the shareholders of United Municipal High Income Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the United Municipal High Income Fund, Inc. current prospectus.

PRESIDENT'S LETTER
MARCH 31, 1999



Dear Shareholder:

As president of your Fund, I would like to thank you for your continued confidence as an investor. From every area of Waddell & Reed, including your personal financial advisor, our goal has been to provide the best service possible to our shareholders.

While it is impossible to predict the future direction of the markets, there are some basic principles that we stand by that can help investors achieve their objectives:

 . Develop a financial plan that helps you pinpoint your financial objectives, and identify specific strategies for turning your dreams into reality. There is no better way to plan for your future.
 . Invest on a regular basis.  It can be one of the best ways to invest long term and provide a hedge against market volatility.
 . Adopt a long-term view to take advantage of compounding. The key to successful investing is time, not timing. The power of compounding is awesome and, on a long-term basis, can overwhelm any nuances of timing.
 . Review your financial plan regularly. Financial planning is an ongoing process that requires periodic review.

Waddell & Reed is positioned to assist you as you work toward your financial goals. We will continue to offer quality investment products and personal service to make the financial planning and investment process convenient and accessible to you. Our locally based financial advisors are ready to assist you with your total financial plan to help you plan for your retirement, to help you meet your education funding goals or to achieve other financial objectives.

We look forward to assisting you in the future. If you have any questions about your account, wish to review your financial plan or have other financial issues that are important to you, contact your financial advisor or your local Waddell & Reed office.

Respectfully,
Robert L. Hechler
President

SHAREHOLDER SUMMARY
--------------------------------------------------------------
United Municipal High Income Fund, Inc.

PORTFOLIO STRATEGY:
Ordinarily, at least 75%   OBJECTIVE:   High level of income
medium and lower rated                  which is not
Municipal Bonds                         subject to Federal income taxation.
                                        (Income may be
Generally less than 20%                 subject to state and
Taxable Debt Securities                 local taxes.  A portion may be subject
                                        to Federal
No more than 25% in                     taxes, including
industrial revenue                      alternative minimum tax.)
bonds of any one industry
                            STRATEGY:   Invests primarily in municipal bonds
                                        (debt securities the interest on which
                                        is generally exempt from Federal income
                                        tax) in the medium- and lower-rated
                                        categories as classified by recognized
                                        rating agencies.

                             FOUNDED:   1986

        SCHEDULED DIVIDEND FREQUENCY:   MONTHLY

PERFORMANCE SUMMARY - Class A Shares

          PER SHARE DATA
For the Six Months Ended March 31, 1999
--------------------------------------------
DIVIDENDS PAID                 $0.16
                               =====

CAPITAL GAINS DISTRIBUTION     $0.13
                               =====

NET ASSET VALUE ON
   3/31/99  $5.50 adjusted to:$ 5.63(A)
   9/30/98                      5.69
                              ------
CHANGE PER SHARE              $(0.06)
                              ======

(A)This number includes the capital gains distribution of $0.13 paid in December 1998 added to the actual net asset value on March 31, 1999.

Past performance is not necessarily indicative of future results.

                              TOTAL RETURN HISTORY

                                       Average Annual Total Return
                                       ---------------------------
                                           With       Without
Period                                 Sales Load* Sales Load**
------                                 ----------- ------------
 1-year period ended 3-31-99              1.65%        6.17%
 5-year period ended 3-31-99              7.74%        8.68%
10-year period ended 3-31-99              8.61%        9.08%

 *Performance data quoted represents past performance and is based on deduction of 4.25% sales load on the initial purchase in each of the three periods.

**Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On March 31, 1999, United Municipal High Income Fund, Inc. had net assets totaling $534,604,384 invested in a diversified portfolio.

As a shareholder of United Municipal High Income Fund, Inc., for every $100 you had invested on March 31, 1999, your Fund owned:

 $21.93  Life Care/Nursing Center Revenue Bonds
  19.04  Other Municipal Bonds
  14.54  Industrial Development Revenue Bonds
  10.93  Hospital Revenue Bonds
   8.54  Housing Revenue Bonds
   5.17  Airport Revenue Bonds
   3.96  Resource Recovery Bonds
   3.54  Water and Sewer Revenue Bonds
   3.21  Transportation Revenue Bonds
   3.03  Prerefunded ETM Bonds
   2.47  General Obligation Bonds
   2.21  Cash and Cash Equivalents
   1.43  Lease/Certificates of Participation Bonds


                    1999 TAX YEAR TAXABLE EQUIVALENT YIELDS*
---------------------------------------------------------------------------
If your Taxable Income is:
                                    Your         Equivalent
                                  Marginal    Tax Free Yields
   Joint               Single        Tax---------------------------
   return              Return    Bracket Is  5%    6%    7%    8%

$      0- 43,050  $      0- 25,750          15%  5.88  7.06  8.24  9.41

$ 43,051-104,050  $ 25,751- 62,450          28%  6.94  8.33  9.72 11.11

$104,051-158,550  $ 62,451-130,250          31%  7.25  8.70 10.14 11.59

$158,551-283,150  $130,251-283,150          36%  7.81  9.38 10.94 12.50

$283,151 and above$283,151 and above      39.6%  8.28  9.93 11.59 13.25

*Table is for illustration only and does not represent the actual performance of United Municipal High Income Fund, Inc.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS
ALABAMA - 0.39%
 The Marshall County Health Care Authority,
   Hospital Revenue Refunding Bonds,
   Series 1992 (Guntersville-Arab
   Medical Center),
   7.0%, 10-1-2013 .......................   $ 1,000 $  1,071,250
 The Medical Clinic Board of the City of Ozark,
   Alabama, First Mortgage Revenue Bonds (United
   States Health & Housing Foundation, Inc.
   Project), Series 1988-A,
   10.0%, 10-1-2015 ......................     1,000    1,034,000
   Total .................................              2,105,250

ALASKA - 0.70%
 City of Seward, Alaska, Revenue Bonds, 1996
   (Alaska Sealife Center Project),
   7.65%, 10-1-2016 ......................     2,000    2,140,000
 Anchorage Parking Authority, Lease Revenue
   Refunding Bonds, Series 1993 (5th Avenue
   Garage Project),
   6.75%, 12-1-2008 ......................     1,500    1,610,625
   Total .................................              3,750,625

ARIZONA - 1.51%
 The Industrial Development Authority of the
   County of Gila, Arizona, Environmental
   Revenue Refunding Bonds (ASARCO Incorporated
   Project), Series 1998,
   5.55%, 1-1-2027 .......................     4,750    4,637,188
 Hayden-Winkelman Unified School District No.
   41 of Gila County, Arizona, Capital
   Appreciation Refunding Bonds, Series 1995,
   0.0%, 7-1-2010 ........................     6,145    3,456,562
   Total .................................              8,093,750

ARKANSAS - 0.30%
 City of Little Rock, Arkansas, Capital
   Improvement Revenue Bonds (Parks and
   Recreation Projects), Series 1998A,
   5.8%, 1-1-2023 ........................     1,600    1,600,000



                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
CALIFORNIA - 6.12%
 California Statewide Communities Development
   Authority:
   Special Facilities Lease Revenue Bonds, 1997
   Series A (United Air Lines, Inc. - San Francisco
   International Airport Projects),
   5.7%, 10-1-2033 .......................   $ 8,000 $  8,190,000
   Hospital Refunding Revenue Certificates
   of Participation, Series 1993, Cedars-Sinai
   Medical Center, Inverse Floating Rate
   Security (INFLOS),
   7.626%, 11-1-2015 (A) .................     4,000    4,075,000
 Foothill/Eastern Transportation Corridor
   Agency, Toll Road Revenue Bonds, Series
   1995A,
   0.0%, 1-1-2013 (B) ....................    11,925   10,330,031
 Sierra Kings Health Care District Revenue
   Bonds, Series 1996,
   6.5%, 12-1-2026 .......................     3,000    3,093,750
 Transmission Agency of Northern California,
   California-Oregon Transmission Project,
   Revenue Refunding Bonds, 1993 Series A,
   INFLOS,
   7.311%, 4-29-2024 (A) .................     2,500    2,634,375
 Certificates of Participation (1991 Capital
   Improvement Project), Bella Vista Water
   District (California),
   7.375%, 10-1-2017 .....................     1,500    1,635,000
 Carson Redevelopment Agency (California),
   Redevelopment Project Area No. 1,
   Tax Allocation Bonds, Series 1993B,
   6.0%, 10-1-2016 .......................     1,500    1,608,750
 Kings County Waste Management Authority,
   Solid Waste Revenue Bonds, Series 1994
   (California),
   7.2%, 10-1-2014 .......................     1,000    1,157,500
   Total .................................             32,724,406


                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
COLORADO - 4.65%
 Colorado Housing and Finance Authority,
   Single Family Program Bonds:
   1998 Series A-2 Senior Bonds (AMT),
   6.6%, 5-1-2028 ........................   $ 2,500 $  2,756,250
   1997 Series B-2, Senior Bonds (AMT),
   7.0%, 5-1-2026 ........................     2,250    2,500,312
 Sand Creek Metropolitan District, Adams
   County and City and County of Denver,
   Colorado, General Obligation Limited
   Tax Bonds:
   Series 1998,
   6.625%, 12-1-2017 .....................     3,070    3,089,187
   Series 1997,
   7.125%, 12-1-2016 .....................     2,000    2,097,500
 Boulder County, Colorado, Hospital Development
   Revenue Bonds (Longmont United Hospital
   Project), Series 1997,
   5.6%, 12-1-2027 .......................     4,000    4,050,000
 City and County of Denver, Colorado,
   Revenue Bonds (Jewish Community Centers
   of Denver Project), Series 1994:
   8.25%, 3-1-2024 .......................     2,390    2,554,313
   7.875%, 3-1-2019 ......................       815      862,881
 Colorado Health Facilities Authority:
   Revenue Bonds (National Jewish Medical
   and Research Center Project),
   Series 1998,
   5.375%, 1-1-2028 ......................     2,000    1,977,500
   Hospital Revenue Bonds (Steamboat Springs
   Health Care Association Project),
   Series 1997,
   5.75%, 9-15-2022 ......................     1,000    1,016,250

                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
COLORADO (Continued)
 City of Black Hawk, Colorado, Device Tax
   Revenue Bonds, Series 1998,
   5.625%, 12-1-2021 .....................   $ 1,250 $  1,229,687
 Bachelor Gulch Metropolitan District,
   Eagle County, Colorado, General Obligation
   Bonds, Series 1996,
   7.0%, 12-1-2015 .......................     1,095    1,151,119
 Eaglebend Affordable Housing Corporation,
   Multifamily Housing Project Revenue
   Refunding Bonds, Series 1997A,
   6.45%, 7-1-2021 .......................     1,000    1,060,000
 Mountain Village Metropolitan District, San
   Miguel County, Colorado, General
   Obligation Refunding Bonds, Series 1992,
   8.1%, 12-1-2011 .......................       465      513,825
   Total .................................             24,858,824

CONNECTICUT - 2.13%
 Eastern Connecticut Resource Recovery
   Authority, Solid Waste Revenue Bonds
   (Wheelabrator Lisbon Project),
   Series 1993A,
   5.5%, 1-1-2014 ........................     5,250    5,269,688
 State of Connecticut Health and
   Education Facilities Authority,
   Revenue Bonds, Edgehill Issue
   Series A (Fixed Rate),
   6.875%, 7-1-2027 ......................     2,400    2,574,000
 Connecticut Development Authority, Pollution
   Control Revenue Refunding Bonds (The
   Connecticut Light and Power Company
   Project - 1993B Series),
   5.95%, 9-1-2028 .......................     2,500    2,525,000
 Connecticut Development Authority, First
   Mortgage Gross Revenue Health Care
   Project Refunding Bonds (Church Homes,
   Inc., Congregational Avery Heights
   Project - 1997 Series),
   5.8%, 4-1-2021 ........................     1,000    1,020,000
   Total .................................             11,388,688

                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
DISTRICT OF COLUMBIA - 1.03%
 Certificates of Participation, Series 1993,
   District of Columbia,
   7.3%, 1-1-2013 ........................   $ 3,000 $  3,330,000
 District of Columbia Revenue Bonds
   (National Public Radio Issue),
   Series 1992,
   7.625%, 1-1-2013 ......................     2,000    2,175,000
   Total .................................              5,505,000

FLORIDA - 4.54%
 St. Johns County Industrial Development
   Authority (Florida):
   Health Care Revenue Bonds, Tax Exempt
   Series 1997A (Bayview Project),
   7.1%, 10-1-2026 .......................     4,000    4,340,000
   Industrial Development Revenue Bonds,
   Series 1997A (Professional Golf Hall of
   Fame Project),
   5.5%, 3-1-2017 ........................     1,000    1,051,250
 Lake County, Florida, Resource Recovery
   Industrial Development Refunding Revenue
   Bonds (NRG/Recovery Group Project),
   Series 1993A,
   5.95%, 10-1-2013 ......................     4,850    5,050,062
 Sanford Airport Authority (Florida),
   Industrial Development Revenue Bonds
   (Central Florida Terminals, Inc. Project):
   Series 1995A,
   7.75%, 5-1-2021 .......................     4,000    4,415,000
   Series 1995C,
   7.5%, 5-1-2021 ........................       500      548,750
 Sarasota County (Florida) Health Facilities
   Authority, Health Care Facilities Revenue
   Refunding Bonds, Series 1995 (Sarasota-
   Manatee Jewish Housing Council, Inc.
   Project),
   6.7%, 7-1-2025 ........................     3,000    3,150,000
 Housing Finance Authority of Broward
   County, Florida, Multifamily Housing
   Revenue Bonds:
   Pembroke Park Apartments Project,
   Series 1998,
   5.75%, 4-1-2038 .......................     1,385    1,398,850
   Stirling Apartments Project,
   Series 1998,
   5.75%, 4-1-2038 .......................     1,000    1,000,000

                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
FLORIDA (Continued)
 Dade County Industrial Development Authority,
   Industrial Development Revenue Bonds,
   Series 1995 (Miami Cerebral Palsy
   Residential Services, Inc. Project),
   8.0%, 6-1-2022 ........................   $ 1,900 $  2,044,875
 City of Fort Walton Beach, First Mortgage
   Industrial Development Revenue Bonds,
   Series 1986 (Ft. Walton Beach Ventures,
   Inc. Project),
   10.5%, 12-1-2016 ......................     1,240    1,278,651
   Total .................................             24,277,438

GEORGIA - 1.35%
 Coffee County Hospital Authority (Georgia),
   Revenue Anticipation Certificates (Coffee
   Regional Medical Center, Inc. Project),
   Series 1997A,
   6.75%, 12-1-2016 ......................     5,000    5,262,500
 Development Authority of Fulton County
   (Georgia), Special Facilities Revenue Bonds
   (Delta Air Lines, Inc. Project), Series 1998,
   5.5%, 5-1-2033 ........................     1,980    1,937,925
   Total .................................              7,200,425

HAWAII - 0.55%
 Department of Transportation of the State
   of Hawaii, Special Facility Revenue Bonds
   (Continental Airlines, Inc.), Series 1997,
   5.625%, 11-15-2027 ....................     3,000    2,943,750

IDAHO - 0.45%
 Idaho Health Facilities Authority, Hospital
   Revenue Refunding Bonds, Series 1992
   (IHC Hospitals, Inc.),
   6.65%, 2-15-2021 (A) ..................     2,000    2,387,500




                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
ILLINOIS - 3.35%
 Illinois Health Facilities Authority:
   Revenue Refunding Bonds, Series
   1995A (Fairview Obligated Group),
   7.125%, 8-15-2017 .....................   $ 3,525 $  3,842,250
   Revenue Refunding Bonds, Series 1998
   (Lifelink Corporation Obligated Group),
   5.7%, 2-15-2024 .......................     1,750    1,699,687
 City of Hillsboro, Montgomery County,
   Illinois, General Obligation Bonds
   (Alternate Revenue Source), Series 1991,
   7.5%, 12-1-2021 .......................     2,640    2,910,600
 Illinois Development Finance Authority
   Revenue Bonds, Series 1993C (Catholic
   Charities Housing Development
   Corporation Project),
   6.1%, 1-1-2020 ........................     2,500    2,587,500
 Village of Lansing, Illinois, Landings
   Redevelopment Project Area, Tax Increment
   Refunding Revenue Bonds (Limited Sales
   Tax Pledge), Series 1992,
   7.0%, 12-1-2008 .......................     2,000    2,180,000
 Village of Hodgkins, Cook County, Illinois,
   Tax Increment Revenue Refunding Bonds,
   Series 1995A,
   7.625%, 12-1-2013 .....................     1,750    1,933,750
 Village of Carol Stream, DuPage County,
   Illinois, First Mortgage Revenue
   Refunding Bonds, Series 1997 (Windsor
   Park Manor Project),
   7.0%, 12-1-2013 .......................     1,500    1,605,000
 Village of Bourbonnais, Kankakee County,
   Illinois, Sewerage Revenue Bonds,
   Series 1993,
   7.25%, 12-1-2012 ......................     1,085    1,162,306
   Total .................................             17,921,093


                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 1999
                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
INDIANA - 2.14%
 Indiana Health Facility Financing Authority:
   Revenue Refunding Bonds, Series 1998
   (Greenwood Village South Project),
   5.625%, 5-15-2028 .....................   $ 4,100 $  4,018,000
   Hospital Revenue Refunding Bonds, Series 1998
   (Jackson County Schneck Memorial Hospital Project),
   5.25%, 2-15-2022 ......................     1,600    1,552,000
   Hospital Revenue Refunding Bonds, Series 1996
   (Hancock Memorial Hospital and Health Services),
   6.125%, 8-15-2017 .....................     1,250    1,317,188
   Hospital Revenue Bonds, Series 1992
   (Fayette Memorial Hospital Project),
   7.2%, 10-1-2022 .......................     1,000    1,075,000
 City of Goshen, Indiana, Revenue Bonds,
   Series 1998 (Greencroft Obligated Group),
   5.75%, 8-15-2028 ......................     2,000    1,940,000
 City of Carmel, Indiana, Retirement Rental
   Housing Revenue Refunding Bonds (Beverly
   Enterprises - Indiana, Inc. Project),
   Series 1992,
   8.75%, 12-1-2008 ......................     1,400    1,545,250
   Total .................................             11,447,438

IOWA - 2.91%
 Iowa Finance Authority:
   Community Provider Revenue Bonds (Boys and
   Girls Home and Family Services, Inc. Project),
   Series 1998,
   6.25%, 12-1-2028 ......................     4,000    3,950,000
   Community Rehabilitation Providers
   Revenue Bonds (Lutheran Children's Home
   Society - Bremwood Project), Series 1998,
   5.8%, 12-1-2024 .......................     1,500    1,501,875
 City of Creston, Iowa, Industrial Development
   Revenue Bonds, Series 1997A (CF Processing,
   L.C. Project),
   8.0%, 8-1-2026 ........................     5,000    5,243,750
 City of Cedar Rapids, Iowa, First Mortgage
   Revenue Bonds, Series 1998-A (Cottage Grove
   Place Project),
   5.875%, 7-1-2028 ......................     5,000    4,862,500
   Total .................................             15,558,125

                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
KANSAS - 3.91%
 Kansas Development Finance Authority:
   Revenue Bonds (Village Shalom Obligated Group),
   Series 1998 AA,
   5.625%, 11-15-2028 ....................   $ 6,000 $  5,820,000
   Multifamily Housing Revenue Bonds, Series 1998K
   (Pioneer Olde Town Apartments Project),
   6.5%, 10-1-2030 .......................     3,200    3,168,000
   Community Provider Loan Program (Community
   Living Opportunities, Inc.), Series
   1992A Revenue Bonds,
   8.875%, 9-1-2011 ......................     2,790    2,960,887
 Certificates of Participation, Series 1998A,
   Evidencing Proportionate Interests of the
   Owners Thereof in Rental Payments to be
   Made by the City of Spring Hill, Kansas, to
   Spring Hill Golf Corporation,
   6.5%, 1-15-2028 .......................     4,000    3,875,000
 City of Prairie Village, Kansas, Revenue Bonds,
   (Claridge Court Project), Series 1993A:
   8.75%, 8-15-2023 ......................     1,000    1,137,500
   8.5%, 8-15-2004 .......................       890    1,012,375
 City of Wichita, Kansas, Health Care Facilities
   Refunding and Improvement Revenue Bonds,
   Series I, 1999 (Larksfield Place),
   5.875%, 5-15-2027 .....................     2,000    1,955,000
 Sedgwick County, Kansas and Shawnee County,
   Kansas, Single Family Mortgage Revenue
   Bonds (Mortgage-Backed Securities Program),
   1997 Series A-1 (AMT),
   6.95%, 6-1-2029 .......................       905      996,631
   Total .................................             20,925,393

KENTUCKY - 1.02%
 Kentucky Economic Development Finance Authority,
   Health Care Facilities Revenue Bonds, Series
   1998 (The Christian Church Homes of Kentucky,
   Inc. Obligated Group),
   5.5%, 11-15-2030 ......................     4,425    4,342,031
 County of Perry, Kentucky, Solid Waste
   Disposal Revenue Bonds (TJ International
   Project), Series 1994,
   7.0%, 6-1-2024 ........................     1,000    1,082,500
   Total .................................              5,424,531


                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
LOUISIANA - 1.87%
 Louisiana Public Facilities Authority:
   Revenue Bonds (Progressive Healthcare
   Providers/Louisiana, Inc. Project), Series 1998:
   6.375%, 10-1-2020 .....................   $ 2,000 $  1,970,000
   6.375%, 10-1-2028 .....................     2,000    1,947,500
   Hospital Revenue and Refunding Bonds
   (Pendleton Memorial Methodist Hospital
   Project), Series 1998,
   5.25%, 6-1-2028 .......................     3,000    2,835,000
 Board of Commissioners of the Port of New
   Orleans, Industrial Development Revenue
   Refunding Bonds (Continental Grain Company
   Project), Series 1993,
   7.5%, 7-1-2013 ........................     2,000    2,130,000
 LaFourche Parish Home Mortgage Authority,
   Tax-Exempt Capital Appreciation Refunding
   Bonds, Series 1990-B, Class B-2,
   0.0%, 5-20-2014 .......................     3,300    1,130,250
   Total .................................             10,012,750

MAINE - 0.54%
 Maine Veterans' Homes, Revenue Bonds,
   1995 Series,
   7.75%, 10-1-2020 ......................     2,810    2,911,863

MARYLAND - 0.66%
 Maryland Economic Development Corporation,
   Senior Lien Revenue Bonds (Rocky Gap
   Golf Course and Hotel/Meeting Center
   Project), Series 1996 A,
   8.375%, 10-1-2009 .....................     3,250    3,514,062


                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MASSACHUSETTS - 7.79%
 Massachusetts Industrial Finance Agency:
   First Mortgage Revenue Bonds, Reeds
   Landing Project, Series 1993,
   8.625%, 10-1-2023 .....................   $ 9,945 $ 11,262,713
   Resource Recovery Revenue Bonds (SEMASS
   Project), Series 1991B,
   9.25%, 7-1-2015 .......................     5,100    5,673,750
   Revenue Bonds, Glenmeadow Retirement
   Community Project, Series 1996C:
   8.625%, 2-15-2026 .....................     2,200    2,810,500
   8.375%, 2-15-2018 .....................     1,260    1,590,750
   Resource Recovery Revenue Refunding Bonds
   (Ogden Haverhill Project),
   Series 1998A Bonds,
   5.6%, 12-1-2019 .......................     2,500    2,521,875
   Revenue Bonds, Beaver Country Day School
   Issue, Series 1992, Subseries A,
   8.1%, 3-1-2008 ........................     1,415    1,492,825
 Massachusetts Municipal Wholesale Electric
   Company, Power Supply System Revenue Bonds,
   1993 Series A, Inverse Floating Rate
   Security (INFLOS),
   7.12%, 7-1-2018 (A) ...................     8,000    8,540,000
 Massachusetts Health and Educational
   Facilities Authority, Revenue Bonds:
   Beth Israel Hospital Issue, Series G-4,
   Inverse Floating Rate Securities,
   8.826%, 7-1-2025 (A) ..................     5,000    5,762,500
   Caritas Christi Obligated Group Issue,
   Series A,
   5.625%, 7-1-2020 ......................     2,000    1,987,500
   Total .................................             41,642,413

MICHIGAN - 0.22%
 City of Flint Hospital Building Authority,
   Revenue Rental Bonds, Series 1998B
   (Hurley Medical Center),
   5.375%, 7-1-2028 ......................     1,250    1,157,813

MISSISSIPPI - 0.45%
 Lowndes County, Mississippi, Solid Waste
   Disposal and Pollution Control Refunding
   Revenue Bonds (Weyerhaeuser Company
   Project), Series 1992B, Indexed Inverse
   Floating/Fixed Term Bonds,
   8.95%, 4-1-2022 (A) ...................     2,000    2,387,500

                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MISSOURI - 5.24%
 State Environmental Improvement and Energy
   Resources Authority (State of Missouri),
   Water Facilities Revenue Bonds
   (Tri-County Water Authority Project),
   Series 1992:
   8.75%, 4-1-2022 .......................   $ 4,340 $  4,719,750
   8.25%, 4-1-2002 .......................       445      472,256
 The Industrial Development Authority of the
   City of Kansas City, Missouri:
   Revenue Bonds (The Bishop Spencer Place,
   Incorporated Project), Series 1994,
   8.0%, 9-1-2016 ........................     2,965    3,235,556
   Multifamily Housing Revenue Bonds (Village
   Green Apartments Project), Series 1998,
   6.25%, 4-1-2030 .......................     1,750    1,743,438
 The Industrial Development Authority of the
   City of Bridgeton, Missouri, Senior Housing
   Revenue Bonds (The Sarah Community Project),
   Series 1998,
   5.9%, 5-1-2028 ........................     5,000    4,943,750
 The Industrial Development Authority of the
   County of Taney, Missouri, Hospital Revenue
   Bonds (The Skaggs Community Hospital
   Association), Series 1998,
   5.4%, 5-15-2028 .......................     2,860    2,824,250
 The Industrial Development Authority of
   St. Joseph, Missouri, Multifamily Housing
   Revenue Bonds (Hillcrest Village Apartments
   Project), Series 1998A,
   6.375%, 9-1-2028 ......................     2,250    2,224,688
 The City of Lake Saint Louis, Missouri,
   Public Facilities Authority, Certificates
   of Participation (Municipal Golf Course
   Project), Series 1993,
   7.55%, 12-1-2014 ......................     2,000    2,202,500

                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MISSOURI (Continued)
 The Industrial Development Authority of
   the City of St. Louis, Missouri,
   Industrial Revenue Refunding Bonds
   (Kiel Center Multipurpose Arena Project),
   Series 1992,
   7.75%, 12-1-2013 ......................   $ 1,500 $  1,635,000
 Health and Educational Facilities Authority
   of the State of Missouri, Educational
   Facilities Revenue Bonds (Southwest Baptist
   University Project), Series 1998,
   5.375%, 10-1-2023 .....................     1,500    1,515,000
 The Industrial Development Authority of the
   City of Springfield, Missouri,
   Industrial Development Refunding Revenue
   Bonds (Health Care Realty of Springfield,
   Ltd. Project), Series 1988,
   10.25%, 12-1-2010 .....................     1,035    1,044,522
 The Industrial Development Authority of
   Callaway County, Missouri, Industrial
   Development Revenue Bonds (A.P. Green
   Refractories Co. Project), Series 1984,
   8.6%, 11-1-2014 .......................       900      966,375
 Certificates of Participation, Series 1998A,
   City of Lake Saint Louis, Missouri, Lessee,
   6.25%, 6-1-2005 .......................       500      501,875
   Total .................................             28,028,960

NEVADA - 0.51%
 Reno-Sparks Convention & Visitors Authority,
   Nevada, Limited Obligation Medium-Term
   Refunding Bonds, Series November 1, 1996,
   6.0%, 11-1-2006 .......................     2,640    2,715,900

NEW HAMPSHIRE - 1.58%
 State of New Hampshire, Turnpike System Revenue
   Bonds, 1994 Series C, Residual Interest Bonds (RIBS),
   6.827%, 2-1-2024 (A) ..................     5,600    5,719,000
 New Hampshire Higher Educational and Health
   Facilities Authority:
   Revenue Bonds, RiverWoods at Exeter
   Issue, Series 1997A,
   6.5%, 3-1-2023 ........................     1,000    1,036,250
   Revenue Bonds, RiverMead at Peterborough
   Issue, Series 1998,
   5.75%, 7-1-2028 .......................       665      660,012
 Lisbon Regional School District, New
   Hampshire, General Obligation Capital
   Appreciation School Bonds,
   0.0%, 2-1-2013 ........................     1,500    1,025,625
   Total .................................              8,440,887


                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 1999
                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
NEW JERSEY - 3.03%
 New Jersey Economic Development Authority:
   Senior Mortgage Revenue and Revenue Refunding
   Bonds (Arbor Glen of Bridgewater Project),
   Series 1998A,
   6.0%, 5-15-2028 .......................   $ 5,000 $  4,887,500
   Senior Mortgage Revenue Bonds, Arbor
   Glen of Bridgewater Project - Series
   1996A Bonds,
   8.75%, 5-15-2026 ......................     3,525    4,547,250
   First Mortgage Revenue Fixed Rate Bonds,
   Winchester Gardens at Ward Homestead
   Project - Series 1996A,
   8.625%, 11-1-2025 .....................     3,000    3,442,500
   Economic Development Bonds, Kapkowski
   Road Landfill Reclamation Improvement
   District Project (City of Elizabeth),
   Series 1998A:
   6.375%, 4-1-2018 ......................     2,385    2,477,419
   0.0%, 4-1-2011 ........................     1,740      822,150
   Total .................................             16,176,819

NEW MEXICO - 2.04%
 New Mexico Educational Assistance Foundation:
   Student Loan Purchase Bonds, Second Subordinate
   1994 Series II-C (AMT),
   6.0%, 12-1-2008 .......................     2,300    2,348,875
   Education Loan Bonds, Second Subordinate
   Series 1998C-1,
   5.5%, 11-1-2010 .......................     2,000    1,965,000
 City of Santa Fe, New Mexico, Industrial Revenue
   Housing Refunding Bonds (Ponce de Leon Limited
   Partnership Project), Series 1995,
   7.25%, 12-1-2005 ......................     3,500    3,692,500
 New Mexico Hospital Equipment Loan Council,
   Hospital Revenue Bonds (Memorial Medical
   Center, Inc. Project), Series 1998,
   5.5%, 6-1-2028 ........................     2,960    2,893,400
   Total .................................             10,899,775

                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
NEW YORK - 2.88%
 New York City, Health and Hospitals Corporation,
   Health System Bonds, 1999 Series A,
   5.25%, 2-15-2017 ......................   $ 5,000 $  4,975,000
 Tompkins County Industrial Development
   Agency, Life Care Community Revenue Bonds,
   1994 (Kendal at Ithaca, Inc. Project),
   7.875%, 6-1-2024 ......................     4,035    4,327,538
 New York City Industrial Development Agency,
   Industrial Development Revenue Bonds
   (Brooklyn Navy Yard Cogeneration Partners,
   L.P. Project), Series 1997,
   5.75%, 10-1-2036 ......................     3,000    3,108,750
 New York City Municipal Water Finance Authority,
   Water and Sewer System Revenue Bonds, Inverse
   Rate Securities, Fiscal 1994 Series E,
   7.27%, 6-15-2012 (A) ..................     2,750    2,976,875
   Total..................................             15,388,163

NORTH CAROLINA - 0.81%
 City of Durham, North Carolina, Multifamily
   Housing Revenue Bonds (Ivy Commons Project),
   Series 1997,
   8.0%, 3-1-2029 ........................     2,250    2,295,000
 City of Charlotte, North Carolina, Charlotte/
   Douglas International Airport, Special
   Facility Refunding Revenue Bonds, Series 1998
   (US Airways, Inc. Project),
   5.6%, 7-1-2027 ........................     2,075    2,038,687
   Total .................................              4,333,687

NORTH DAKOTA - 0.66%
 City of Grand Forks, North Dakota, Senior
   Housing Revenue Bonds (4000 Valley
   Square Project), Series 1997:
   6.25%, 12-1-2034 ......................     2,000    2,030,000
   6.375%, 12-1-2034 .....................     1,500    1,522,500
   Total .................................              3,552,500



                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
OHIO - 1.93%
 Ohio Water Development Authority, State of
   Ohio, Solid Waste Disposal Revenue Bonds
   (Bay Shore Power Project), Tax-Exempt
   Series 1998 A,
   5.875%, 9-1-2020 ......................   $ 4,000 $  4,080,000
 City of Toledo, Ohio, Multifamily Housing
   Mortgage Revenue Bonds, Series 1998-A
   (Hillcrest Apartments Project),
   6.125%, 12-1-2029 .....................     4,000    3,995,000
 Hamilton County, Ohio, Health System Revenue
   Bonds, Providence Hospital Issue,
   Series 1992,
   6.875%, 7-1-2015 ......................     2,000    2,220,000
   Total .................................             10,295,000

OKLAHOMA - 3.07%
 Oklahoma Development Finance Authority (The),
   Hillcrest Healthcare System Revenue and
   Refunding Bonds, Series 1999A,
   5.625%, 8-15-2029 .....................     3,000    2,985,000
 Bixby Public Works Authority, Utility
   System Revenue Bonds, Refunding
   Series 1994,
   7.25%, 11-1-2019 ......................     2,685    2,916,581
 The Clinton Public Works Authority,
   Refunding and Improvement Revenue
   Bonds, Series 1994,
   6.25%, 1-1-2019 .......................     2,575    2,706,969
 Oklahoma County Industrial Authority,
   Industrial Development Revenue Bonds:
   1986 Series A (Westlake Nursing Center
   Project):
   10.25%, 9-1-2016 ......................       905      921,426
   10.125%, 9-1-2006 .....................       430      437,826
   1986 Series B (Choctaw Nursing
   Center Project):
   10.25%, 9-1-2016 (C) ..................     1,230      713,400
   10.125%, 9-1-2006 (C) .................       525      304,500
 The Broken Arrow Public Golf Authority
   (Broken Arrow, Oklahoma), Recreational
   Facilities Revenue Bonds, Series 1995,
   7.25%, 8-1-2020 .......................     2,025    2,156,625

                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
OKLAHOMA (Continued)
 Trustees of the Oklahoma Ordnance Works
   Authority, Industrial Development Revenue
   Refunding Bonds (A.P. Green Industries,
   Inc. Project), Series 1992,
   8.5%, 5-1-2008 ........................   $ 1,600 $  1,742,000
 The Guthrie Public Works Authority
   (Guthrie, Oklahoma), Utility System
   Revenue Bonds, Series 1994A,
   6.75%, 9-1-2019 .......................     1,415    1,540,581
   Total .................................             16,424,908

OREGON - 1.30%
 Klamath Falls Intercommunity Hospital
   Authority, Gross Revenue Bonds,
   Series 1994 (Merle West Medical Center
   Project),
   7.1%, 9-1-2024 ........................     3,500    3,832,500
 Myrtle Creek Building Authority, Gross
   Revenue Bonds, Series 1996A (Myrtle Creek
   Golf Course Project),
   8.0%, 6-1-2021 ........................     3,000    3,108,750
   Total .................................              6,941,250

PENNSYLVANIA - 2.92%
 Delaware County Authority (Pennsylvania),
   First Mortgage Revenue Bonds
   (Riddle Village Project),
   Series 1994,
   8.25%, 6-1-2022 .......................     4,000    4,840,000
 Philadelphia Authority for Industrial
   Development, Commercial Development Revenue
   Refunding Bonds (Doubletree Guest Suites
   Project), Series 1997A,
   6.5%, 10-1-2027........................     3,500    3,710,000
 Allentown Area Hospital Authority, Hospital
   Revenue Bonds (Sacred Heart Hospital of
   Allentown), Series A of 1993,
   6.75%, 11-15-2014 .....................     2,865    3,104,944
 Clearfield Hospital Authority, Hospital
   Revenue and Refunding Bonds (Clearfield
   Hospital Project), Series 1994,
   6.875%, 6-1-2016 ......................     2,000    2,177,500

                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
PENNSYLVANIA (Continued)
 South Wayne County Water and Sewer Authority
   (Wayne County, Pennsylvania), Sewer Revenue
   Bonds, Series of 1992,
   8.2%, 4-15-2013 .......................   $ 1,725 $  1,798,313
   Total .................................             15,630,757

RHODE ISLAND - 0.41%
 City of Providence, Rhode Island, Special
   Obligation Tax Increment Bonds, Series D,
   6.65%, 6-1-2016 .......................     2,000    2,170,000

SOUTH CAROLINA - 2.83%
 South Carolina Jobs - Economic Development Authority,
   Solid Waste Recycling Facilities Revenue Bonds
   (Santee River Rubber Project):
   Tax-Exempt Series 1998A,
   8.0%, 12-1-2014 .......................     4,000    4,000,000
   Tax-Exempt Series 1998B,
   9.0%, 12-1-2011 .......................     2,460    2,573,775
 Connector 2000 Association, Inc., Toll Road
   Revenue Bonds (Southern Connector Project,
   Greenville, South Carolina):
   Senior Capital Appreciation Bonds, Series 1998B,
   0.0%, 1-1-2035 ........................    17,000    1,997,500
   Senior Current Interest Bonds, Series 1998A,
   5.25%, 1-1-2023 .......................     2,000    1,822,500
 McCormick County, South Carolina, Hospital
   Facilities Revenue Refunding and Improvement
   Bonds, Series 1997 (McCormick Health Care
   Center Project),
   7.0%, 3-1-2018 ........................     2,530    2,590,087
 South Carolina State Housing, Finance
   and Development Authority, Multifamily
   Housing Mortgage Revenue Bonds (United
   Dominion-Plum Chase), Series 1991,
   8.5%, 10-1-2021 .......................     2,000    2,162,500
   Total .................................             15,146,362





                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
SOUTH DAKOTA - 0.40%
 South Dakota Health and Educational
   Facilities Authority, Refunding Revenue
   Bonds (Westhills Village Retirement
   Community Issue), Series 1993,
   7.25%, 9-1-2013 .......................   $ 2,000 $  2,122,500

TENNESSEE - 1.45%
 The Health, Educational and Housing Facility
   Board of the County of Shelby, Tennessee,
   Health Care Facilities Revenue Bonds,
   Series 1997A (Kirby Pines Retirement
   Community Project),
   6.375%, 11-15-2025 ....................     2,100    2,163,000
 The Health and Educational Facilities
   Board of the City of Crossville, Tennessee,
   Hospital Revenue Improvement Bonds,
   Series 1992 (Cumberland Medical Center),
   6.75%, 11-1-2012 ......................     2,000    2,142,500
 The Health and Educational Facilities Board
   of the Metropolitan Government of Nashville
   and Davidson County, Tennessee, Revenue
   Refunding Bonds, Series 1998 (The
   Blakeford at Green Hills),
   5.65%, 7-1-2024 .......................     2,000    1,960,000
 Upper Cumberland Gas Utility District
   (of Cumberland County, Tennessee),
   Gas System Revenue Bonds, Series 1996,
   7.0%, 3-1-2016 ........................     1,400    1,492,750
   Total .................................              7,758,250

TEXAS - 4.21%
 AllianceAirport Authority, Inc., Special
   Facilities Revenue Bonds:
   Series 1991 (American Airlines, Inc. Project),
   7.0%, 12-1-2011 .......................     4,700    5,499,000
   Series 1996 (Federal Express Corporation Project),
   6.375%, 4-1-2021 ......................     4,000    4,295,000

                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
TEXAS (Continued)
 Gulf Coast Waste Disposal Authority, Waste
   Disposal Revenue Bonds (Valero Energy
   Corporation Project):
   Series 1998,
   5.6%, 4-1-2032 ........................   $ 3,490 $  3,442,013
   Series 1999,
   5.7%, 4-1-2032 ........................     2,000    2,002,500
 Alvarado Industrial Development Corporation,
   Industrial Development Revenue Bonds
   (Rich-Mix Products of Texas, Inc. Project),
   Series 1996,
   7.75%, 3-1-2010 .......................     2,795    2,850,900
 City of Houston, Housing Corporation
   No. 1, First Lien Revenue Refunding
   Bonds, Series 1996 (6800 Long Drive
   Apartments - Section 8 New Construction
   Program), Houston, Texas,
   6.625%, 2-1-2020 ......................     2,305    2,359,744
 City of Houston, Texas, Airport System
   Special Facilities Revenue Bonds
   (Continental Airlines, Inc. Terminal
   Improvement Projects), Series 1997B,
   6.125%, 7-15-2027 .....................     2,000    2,060,000
   Total .................................             22,509,157

UTAH - 5.09%
 Tooele County, Utah, Hazardous Waste
   Treatment Revenue Bonds (Union Pacific
   Corporation/USPCI, Inc. Project),
   Series A,
   5.7%, 11-1-2026 .......................    17,000   16,808,750
 Intermountain Power Agency, Power Supply
   Revenue Refunding Bonds, 1993 Series A,
   Inverse Floating Rate Securities (INFLOS),
   7.671%, 7-1-2021 (A) ..................     5,950    6,351,625
 Utah Housing Finance Agency, Revenue Bonds
   (RHA Community Services of Utah, Inc.
   Project), Series 1997A,
   6.875%, 7-1-2027 ......................     2,440    2,537,600
 Carbon County, Utah, Solid Waste Disposal
   Refunding Revenue Bonds, Series 1991
   (Sunnyside Cogeneration Associates Project),
   9.25%, 7-1-2018 (C) ...................     2,500    1,500,000
   Total .................................             27,197,975

                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
VERMONT - 1.46%
 Vermont Industrial Development Authority,
   Mortgage Revenue Bonds, Wake Robin
   Corporation Project, Series 1993A:
   8.75%, 4-1-2023 .......................   $ 4,465 $  5,006,381
   8.75%, 3-1-2023 .......................     2,500    2,803,125
   Total .................................              7,809,506

VIRGIN ISLANDS - 0.47%
 Virgin Islands Public Finance Authority
   Revenue and Refunding Bonds (Virgin
   Islands Matching Fund Loan Notes),
   Series 1998 A (Senior Lien/Refunding):
   5.625%, 10-1-2025 .....................     1,500    1,526,250
   5.5%, 10-1-2018 .......................     1,000    1,008,750
   Total .................................              2,535,000

VIRGINIA - 2.75%
 Peninsula Ports Authority of Virginia,
   Port Facility Refunding Revenue Bonds
   (Ziegler Coal Project), Series 1997 (Non-AMT),
   6.9%, 5-2-2022 ........................     5,000    5,018,750
 Norfolk Redevelopment and Housing Authority,
   Multifamily Rental Housing Facility
   Revenue Bonds, Series 1996 (1016 Limited
   Partnership-Sussex Apartments Project),
   8.0%, 9-1-2026 ........................     3,495    3,621,694
 Fairfax County Redevelopment and Housing
   Authority, Multifamily Housing Revenue
   Refunding Bonds (Burke Shire Commons
   Apartments Project), Series 1996,
   7.6%, 10-1-2036 .......................     3,000    3,090,000
 Pocahontas Parkway Association, Route 895
   Connector, Toll Road Revenue Bonds, Senior
   Capital Appreciation Bonds, Series 1998B,
   0.0%, 8-15-2018 .......................     9,000    2,981,250
   Total .................................             14,711,694

WASHINGTON - 1.63%
 Port of Anacortes, Washington, Revenue and
   Refunding Bonds, 1998 Series A (AMT),
   5.625%, 9-1-2016 ......................     3,790    3,752,100
 Pilchuck Development Public Corporation
   (State of Washington), Special Facilities
   Airport Revenue Bonds, Series 1993
   (TRAMCO, INC. Project),
   6.0%, 8-1-2023 ........................     3,500    3,618,125

                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
WASHINGTON (Continued)
 Housing Authority of the City of Seattle,
   Low-Income Housing Assistance Revenue
   Bonds, 1995 (GNMA Collateralized Mortgage
   Loan - Kin On Project),
   7.4%, 11-20-2036 ......................   $ 1,142 $  1,321,865
   Total .................................              8,692,090

WEST VIRGINIA - 0.31%
 Upshur County, West Virginia, Solid Waste
   Disposal Revenue Bonds (TJ International
   Project), Series 1995,
   7.0%, 7-15-2025 .......................     1,500    1,635,000

WISCONSIN - 2.03%
 Wisconsin Health and Educational Facilities
   Authority, Revenue Bonds, Series 1995:
   National Regency of New Berlin, Inc.
   Project,
   8.0%, 8-15-2025 .......................     4,500    5,040,000
   Hess Memorial Hospital Association, Inc.
   Project,
   7.75%, 11-1-2015 ......................     3,400    3,859,000
 City of Superior, Wisconsin, Water Supply
   Facilities Revenue Refunding Bonds
   (Superior Water, Light and Power Company
   Project), Series 1996,
   6.125%, 11-1-2021 .....................     1,910    1,955,363
   Total .................................             10,854,363

WYOMING - 0.20%
 Teton County Hospital District (St. John's
   Hospital and Living Center), Jackson Hole,
   Wyoming, Hospital Refunding and Improvement
   Revenue Bonds, Series 1998,
   5.8%, 12-1-2017 .......................     1,000    1,041,250

TOTAL MUNICIPAL BONDS - 97.79%                       $522,750,390
 (Cost: $496,023,923)

TOTAL SHORT-TERM SECURITIES - 2.14%                  $ 11,460,152
 (Cost: $11,460,152)

TOTAL INVESTMENT SECURITIES - 99.93%                 $534,210,542
 (Cost: $507,484,075)

                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 1999

                                                            Value

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.07%         393,842

NET ASSETS - 100.00%                                 $534,604,384



Notes to Schedule of Investments

(A) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 1999.

(B) The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

(C) Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

UNITED MUNICIPAL HIGH INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1999
(In Thousands, Except for Per Share and Share Amounts)

Assets
 Investment securities - at value
   (Notes 1 and 3) .................................     $534,211
 Cash  .............................................           97
 Receivables:
   Interest ........................................        9,015
   Fund shares sold ................................          401
 Prepaid insurance premium  ........................            9
                                                         --------
    Total assets  ..................................      543,733
                                                         --------
Liabilities
 Payable for investment securities purchased  ......        6,953
 Payable to Fund shareholders  .....................        1,753
 Dividends payable  ................................          244
 Accrued service fee (Note 2)  .....................           83
 Accrued transfer agency and dividend
   disbursing (Note 2) .............................           51
 Accrued management fee (Note 2)  ..................            7
 Accrued distribution fee (Note 2)  ................            6
 Accrued accounting services fee (Note 2)  .........            5
 Other  ............................................           27
                                                         --------
    Total liabilities  .............................        9,129
                                                         --------
      Total net assets .............................     $534,604
                                                         ========
Net Assets
 $1.00 par value capital stock
   Capital stock ...................................     $ 97,217
   Additional paid-in capital ......................      408,082
 Accumulated undistributed income:
   Accumulated undistributed net realized
    gain on investment transactions  ...............        2,579
   Net unrealized appreciation in value of
    investments  ...................................       26,726
                                                         --------
    Net assets applicable to outstanding
      units of capital .............................     $534,604
                                                         ========
Net asset value per share (net assets divided
 by shares outstanding)
 Class A  ..........................................        $5.50
 Class Y  ..........................................        $5.50
Capital shares outstanding
 Class A  ..........................................   97,216,586
 Class Y  ..........................................          367
Capital shares authorized ..........................  300,000,000



                       See notes to financial statements.

UNITED MUNICIPAL HIGH INCOME FUND, INC.
STATEMENT OF OPERATIONS
For the Six Months Ended MARCH 31, 1999
(In Thousands)

Investment Income
 Interest and amortization (Note 1B)  ..............      $16,721
                                                          -------
 Expenses (Note 2):
   Investment management fee .......................        1,290
   Service fee - Class A ...........................          519
   Transfer agency and dividend disbursing - Class A          218
   Distribution fee - Class A ......................           37
   Accounting services fee .........................           30
   Custodian fees ..................................           12
   Audit fees ......................................           10
   Legal fees ......................................            6
   Other ...........................................          103
                                                          -------
    Total expenses  ................................        2,225
                                                          -------
      Net investment income ........................       14,496
                                                          -------
Realized and Unrealized Gain (Loss) on Investments
 (Notes 1 and 3)
 Realized net gain on investments  .................        3,322
 Unrealized depreciation in value of
   investments during the period ...................       (9,204)
                                                          -------
   Net loss on investments .........................       (5,882)
                                                          -------
    Net increase in net assets resulting
      from operations ..............................      $ 8,614
                                                          =======


                       See notes to financial statements.

UNITED MUNICIPAL HIGH INCOME FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
(Dollars In Thousands)                   For the six  For the fiscal
                                        months ended     year ended
                                          March 31,    September 30,
                                            1999             1998
 Increase in Net Assets                 ------------  --------------
 Operations:
   Net investment income ...............    $ 14,496     $ 28,519
   Realized net gain on investments ....       3,322       12,638
   Unrealized appreciation (depreciation)     (9,204)       5,793
                                            --------     --------
    Net increase in net assets
      resulting from operations ........       8,614       46,950
                                            --------     --------
 Distributions to shareholders from (Note 1D):*
   Net investment income:
    Class A  ...........................     (14,496)     (28,519)
    Class Y**  .........................         ---          ---
   Realized net gains on investment transactions:
    Class A  ...........................     (12,279)      (6,027)
    Class Y**  .........................         ---          ---
                                            --------     --------
                                             (26,775)     (34,546)
                                            --------     --------
 Capital share transactions:
   Proceeds from sale of shares:
    Class A (6,708,706 and 11,013,539
      shares, respectively) ............      37,426       62,198
    Class Y (708 and 3,493 shares,
      respectively) ....................           4           20
   Proceeds from reinvestment of dividends
    and/or capital gains distribution:
    Class A (4,146,677 and 4,977,786
      shares, respectively) ............      22,974       27,654
    Class Y (13 and 15 shares,
      respectively)** ..................         ---          ---
   Payments for shares redeemed:
    Class A (5,339,419 and 9,576,509
      shares, respectively) ............     (29,832)     (53,817)
    Class Y (354 and 3,508 shares,
      respectively) ....................          (2)        (20)
                                            --------     --------
      Net increase in net assets resulting
       from capital share transactions        30,570       36,035
                                            --------     --------
       Total increase  .................      12,409       48,439
Net Assets
 Beginning of period  ..................     522,195      473,756
                                            --------     --------
 End of period  ........................    $534,604      522,195
                                            ========     ========
   Undistributed net investment income .        $---         $---
                                                ====         ====
 *See "Financial Highlights" on pages 30 - 31.
**Amounts not shown due to rounding.
                       See notes to financial statements.

UNITED MUNICIPAL HIGH INCOME FUND, INC.
FINANCIAL HIGHLIGHTS
Class A Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:
                  For the
                      six         For the fiscal year ended
                     months              September 30,
                     ended   ------------------------------------
                    3/31/99    1998   1997    1996   1995    1994
                    ------- ------- ------  ------ ------  ------
Net asset value,
 beginning of
 period  ...........  $5.69   $5.55  $5.31   $5.27  $5.12   $5.53
                      -----   -----  -----   -----  -----   -----
Income from investment
 operations:
 Net investment
   income...........   0.15    0.32   0.34    0.34   0.35    0.34
 Net realized and
   unrealized gain
   (loss) on
   investments .....  (0.06)   0.21   0.25    0.04   0.17   (0.34)
                      -----   -----  -----   -----  -----   -----
Total from investment
 operations  .......   0.09    0.53   0.59    0.38   0.52    0.00
                      -----   -----  -----   -----  -----   -----
Less distributions:
 Declared from net
   investment income  (0.15)  (0.32) (0.34)  (0.34) (0.35)  (0.34)
 From capital gains   (0.13)  (0.07) (0.01)  (0.00) (0.00)  (0.07)
 In excess
   of capital gains.  (0.00)  (0.00) (0.00)  (0.00) (0.02)  (0.00)
                      -----   -----  -----   -----  -----   -----
Total distributions.  (0.28)  (0.39) (0.35)  (0.34) (0.37)  (0.41)
                      -----   -----  -----   -----  -----   -----
Net asset value, end
 of period  ........  $5.50   $5.69  $5.55   $5.31  $5.27   $5.12
                      =====   =====  =====   =====  =====   =====
Total return* ......   1.77%   9.88% 11.45%   7.40% 10.63%   0.05%
Net assets, end
 of period (in
 millions) .........   $535    $522   $474    $400   $383    $345
Ratio of expenses to
 average net
 assets  ...........   0.85%** 0.82%  0.78%   0.81%  0.76%   0.76%
Ratio of net investment
 income to average
 net assets  .......   5.52%** 5.72%  6.19%   6.41%  6.75%   6.39%
Portfolio turnover
 rate  .............   8.05%  35.16% 19.47%  26.91% 19.07%  26.26%

 *Total return calculated without taking into account the sales load deducted on an initial purchase.
**Annualized.

                       See notes to financial statements.

UNITED MUNICIPAL HIGH INCOME FUND, INC.
FINANCIAL HIGHLIGHTS
Class Y Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:



                    For the period from  For the period
                    December 30, 1998*   from July 1, 1998*
                    to March 31, 1999    to August 25, 1998
                    -------------------  -------------------
Net asset value,
 beginning of
 period  ...........          $5.65      $5.64
                              -----      -----
Income from investment
 operations:
 Net investment
   income...........           0.08       0.05
 Net realized and
   unrealized gain (loss)
   on investments ..          (0.02)      0.01
                              -----      -----
Total from investment
 operations  .......           0.06       0.06
   .................          -----      -----
Less distributions:
 Declared from net
   investment income          (0.08)     (0.05)
 From capital gains           (0.13)     (0.00)
                              -----      -----
Total distributions          (0.21)      (0.05)
                              -----      -----
Net asset value, end
 of period  ........          $5.50      $5.65
                              =====      =====
Total return .......           1.47%      1.07%
Net assets, end
 of period (000
 omitted) ..........             $2         $0
Ratio of expenses to
 average net
 assets  ...........           0.08%**    0.61%**
Ratio of net investment
 income to average
 net assets  .......           5.60%**    5.99%**
Portfolio turnover
 rate  .............           8.05%***  35.16%**

  * Class Y shares commenced operations on July 1, 1998 and continued operations until August 25, 1998 when all outstanding Class Y shares were redeemed at the ending net asset value shown in the table. Operations recommenced on December 30, 1998.
 **Annualized.
***For the six months ended March 31, 1999.
                       See notes to financial statements.

UNITED MUNICIPAL HIGH INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1999

NOTE 1 -- Significant Accounting Policies

     United Municipal High Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide a high level of income which is not subject to Federal income taxation. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation -- Municipal bonds and the taxable obligations in the Fund's investment portfolio are not listed or traded on any securities exchange. Therefore, municipal bonds are valued using a pricing system provided by a pricing service or dealer in bonds. Short-term debt securities, whether taxable or nontaxable, are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code) and premiums on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Interest income is recorded on the accrual basis. See Note 3 -- Investment Security Transactions.

C. Federal income taxes -- The Fund intends to distribute all of its net investment income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. In addition, the Fund intends to meet requirements of the Internal Revenue Code which will permit it to pay dividends from net investment income, substantially all of which will be exempt from Federal income tax. See Note 4 -- Federal Income Tax Matters.

D. Dividends and distributions -- All of the Fund's net investment income is declared and recorded by the Fund as dividends payable on each day to shareholders of record as of the close of the preceding business day. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, net operating losses and expiring capital loss carryovers.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee consists of two elements: (i) a "Specific" fee computed on net asset value as of the close of business each day at the annual rate of .10% of net assets and (ii) a "Group" fee computed each day on the combined net asset values of all of the funds in the United Group of mutual funds (approximately $21.5 billion of combined net assets at March 31, 1999) at annual rates of .51% of the first $750 million of combined net assets, .49% on that amount between $750 million and $1.5 billion, .47% between $1.5 billion and $2.25 billion,
 .45% between $2.25 billion and $3 billion, .43% between $3 billion and $3.75 billion, .40% between $3.75 billion and $7.5 billion, .38% between $7.5 billion and $12 billion, and .36% of that amount over $12 billion. The Fund accrues and pays this fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level           Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10           $      0
           From $   10 to $   25           $ 10,000
           From $   25 to $   50           $ 20,000
           From $   50 to $  100           $ 30,000
           From $  100 to $  200           $ 40,000
           From $  200 to $  350           $ 50,000
           From $  350 to $  550           $ 60,000
           From $  550 to $  750           $ 70,000
           From $  750 to $1,000           $ 85,000
                $1,000 and Over            $100,000

     The Fund also pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.3125 for each shareholder account which was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution of cash or shares was paid in that month. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

     As principal underwriter for the Fund's shares, W&R received gross sales commissions (which are not an expense of the Fund) of $745,416 out of which W&R paid sales commissions of $429,225 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

     Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed .25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

     The Fund paid Directors' fees of $10,269, which are included in other expenses.

     W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

     Purchases of investment securities, other than U.S. Government and short-term securities, aggregated $64,472,505, while proceeds from maturities and sales aggregated $41,487,047. Purchases of short-term securities aggregated $129,872,222, while proceeds from maturities and sales aggregated $126,591,193. No U.S. Government securities were bought or sold during the period ended March 31, 1999.

     For Federal income tax purposes, cost of investments owned at March 31, 1999 was $507,596,882, resulting in net unrealized appreciation of $26,613,660, of which $29,567,969 related to appreciated securities and $2,954,309 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters

     For Federal income tax purposes, the Fund realized capital gain net income of $12,280,208 during its fiscal year ended September 30, 1998, which has been distributed to the Fund's shareholders.

NOTE 5 -- Multiclass Operations

     On January 30, 1996, the Fund was authorized to offer two classes of shares, Class A and Class Y, each of which has equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases; they are not subject to a Rule 12b-1 Distribution and Service Plan and have a separate transfer agency and dividend disbursement services fee structure. A comprehensive discussion of the terms under which shares of either class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

     Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
United Municipal High Income Fund, Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of United Municipal High Income Fund, Inc. (the _Fund_) as of March 31, 1999, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended September 30, 1998, and the financial highlights for the six-month period ended March 31, 1999 and for each of the five fiscal years in the period ended September 30, 1998. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of United Municipal High Income Fund, Inc. as of March 31, 1999, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period then ended and the fiscal year ended September 30, 1998, and the financial highlights for the six-month period ended March 31, 1999 and for each of the five fiscal years in the period ended September 30, 1998 in conformity with generally accepted accounting principles.





Deloitte & Touche LLP
Kansas City, Missouri
May 7, 1999

DIRECTORS
Keith A. Tucker, Overland Park, Kansas, Chairman of the Board
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
David P. Gardner, Menlo Park, California
Linda K. Graves, Topeka, Kansas
Joseph Harroz, Jr., Norman, Oklahoma
John F. Hayes, Hutchinson, Kansas
Robert L. Hechler, Overland Park, Kansas
Henry J. Herrmann, Overland Park, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
Ronald C. Reimer, Mission Hills, Kansas
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Frederick Vogel III, Milwaukee, Wisconsin


OFFICERS
Robert L. Hechler, President
Henry J. Herrmann, Vice President
John M. Holliday, Vice President
Theodore W. Howard, Vice President and Treasurer
Helge K. Lee, Vice President and Secretary

For shareholders who have chosen the Income-Earned option or the Cash option for their distribution method: if the dividend distribution (for Income-Earned) or the total distribution (for Cash) is less than ten dollars, the distribution will be automatically paid in additional shares of the same class of the Fund.

Lower sales charges are available by combining the net asset value ("NAV") of existing Class A shares of the Fund with additional purchases of Class A shares of any fund in the United Group, except that only the Class A shares of United Cash Management, Inc. that were acquired by exchange of another United Group fund's Class A shares on which a sales charge was paid, plus the shares paid as dividends on those acquired shares, may be combined.

The United Group of Mutual Funds

United Cash Management, Inc.
United Government Securities Fund, Inc.
United Bond Fund
United Municipal Bond Fund, Inc.
United Municipal High Income Fund, Inc.
United High Income Fund, Inc.
United High Income Fund II, Inc.
United Continental Income Fund, Inc.
United Retirement Shares, Inc.
United Asset Strategy Fund, Inc.
United Income Fund
United Accumulative Fund
United Vanguard Fund, Inc.
United New Concepts Fund, Inc.
United Science and Technology Fund
United International Growth Fund, Inc.
United Gold & Government Fund, Inc.


















FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (800) 366-5465

Our INTERNET address is:
  http://www.waddell.com

NUR1014SA(3-99)

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